COLT 2022-7 ABS-15G

Exhibit 99.8

Loan Level Exceptions
Run Date - xx/xx/xxxx

Recovco Loan ID	Dummy ID	Loan #2	Loan #3	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXXX	4350099555	XXXXXXX	XXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
														COMMENT: This loan had a tolerance violation at consummation and it was resolved no later than XXX days after consummation. Because it was cured timely, grade is EV2 (B).
XXXX	4350099556	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099557	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099558	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099559	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The borrower has been self-employed for XX/XX/XXXX. XXXX Program Guidelines require XX/XX/XXXXof self-employment and the business must be in existence for at least XX/XX/XXXXwhen using the Bank Statement Program. An Exception Request Form was located in the loan file (p. 165).

XX/XX/XXXX: Received approved exception dated XX/XX/XXXX allowing XX/XX/XXXX of self-employment using bank statement program. Compensating factor noted is reserves.	*** (CURED) Missing Doc - EV R
															COMMENT: The borrowers are current renting from an individual or interested party. Lender Guidelines, Section 4.5 state that a copy of the current lease and XX/XX/XXXX of canceled checks or bank statements must be obtained. It appears the borrower is renting from a relative based on documentation in the loan file. A printout was provided to verify monthly rent payments; however, a copy of the lease and/or a verification of Rent (VOR) was not located in the loan file as required by Section 4.5 of the Guide.
XXXX	4350099560	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title report, on page 589 of the loan file, does not disclose a proposed policy amount. The insured amount should be $XXX, which is the amount of the subject loan. The title provided in the loan file is missing evidence of sufficient coverage.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
															COMMENT: This loan failed the initial closing disclosure delivery date test ( XXX CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XX/XX/XXXX prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXX	4350099561	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Lender Guidelines, Section 9.3.2: The borrower is using business assets for down payment, closing costs, and reserves. A signed letter from a CPA verifying the withdrawal of funds for the transaction will not have a negative impact on the business was not located in the loan file.

*** (CURED) Missing Doc - EV R
															COMMENT: Lender Guidelines, Section 2.1.3: The subject property was purchased as an investment property. A signed Borrower Certification stating the home will not be owner occupied for more than 14 days during any calendar year was not located in the loan file.
XXXX	4350099562	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099563	XXXXXXX	XXXXXXX	3	2	1	1	3	2	1	2	*** (OPEN) CLTV exceeds guidelines - EV 2
COMMENT:   Max LTV per guidelines for loans of $XXX is  - the loan was approved at XX%.  Exception received to allow LTV to XX%.  Compensating factors listed are reserves of XX/XX/XXXX. additional than program requirement of XX/XX/XXXX, LTV of XX% vs XX%.

*** (OPEN) TRID - Zero tolerance violation - EV 2
														COMMENT: This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i)) The addition of the discount points on CD XX/XX/XXXX and the increase to the Appraisal fee on CD XX/XX/XXXX were not accepted because a valid change of circumstance was not provided. The COC document dated XX/XX/XXXX lists a "LTV exception"; however, auditor is unable to determine what the LTV exception was because the LTV appears to be the same as in the previous disclosure. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the changes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXX	4350099564	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099565	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099566	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099567	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099568	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099569	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099570	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099571	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The Note is missing. The defect can be resolved by providing the executed missing document.

*** (CURED) Qualifying Credit Score does not meet eligibility requirement(s) - EV R
															COMMENT: The XXXX Prime - Full Doc matrix reflects the min credit score for an interest only product is XXX. The primary wage owners score is XXX.
XXXX	4350099572	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099573	XXXXXXX	XXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
															COMMENT: A revised disclosure was not provided to the consumer within XX/XX/XXXX of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.
XXXX	4350099574	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099575	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099576	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099577	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099578	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: The appraisal states there is no seller credit, and the contract of sale does not state there is a seller credit of $XXX; however, the final CD reflects a seller credit of $XXX. The loan file is missing the addendum to the contract of sale showing there is a seller credit of $XXX.
XXXX	4350099579	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Flood Insurance Requirements (Fail) - EV R
															COMMENT: The flood cert on page 415 shows property is in flood zone AE and is supported with the elevation cert. The final CD shows flood insurance in escrow. The file is missing required flood insurance.
XXXX	4350099580	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Title issue - EV R
COMMENT:   The preliminary title (p.413) reflects the name in title asXXXXXXXX, LLC; however, the loan file contains an undated deed (p.23) showing it was transferred to the borrower solely. The file is missing an updated preliminary title reflecting the title is held solely as well as the dated Quit Claim Deed.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
															COMMENT: Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.
XXXX	4350099581	XXXXXXX	XXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i)) The increase to the Points, Mortgage Broker Fee and Transfer Taxes on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within XX/XX/XXXX of the change. A cost to cure in the amount of $XXXis required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXX	4350099582	XXXXXXX	XXXXXXX	3	2	3	1	3	2	1	1	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   Qualifying score is XXX, which is below the minimum required score of XXX for and LTV of XX% using the the XXXX Expanded Credit program.  It is to be noted, the loan approval (p.643) shows the subject was approved under the XXXX Select Prime program; however, the file does contain an approved exception (p.638) that states the loan was approved under the Expanded Credit program which has a minimum score requirement of XXX for an XX% LTV.  Under this program, the max LTV for a score of XXX is XX%.  The exception was approved for a score of XXX based on DTI, reserves, high discretionary income and years on job.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: Qualifying score is XXX, which is below the minimum required score of XXX for and LTV of XX% using the the XXXX Expanded Credit program. It is to be noted, the loan approval (p.643) shows the subject was approved under the XXXX Select Prime program; however, the file does contain an approved exception (p.638) that states the loan was approved under the Expanded Credit program which has a minimum score requirement of XXX for an XX% LTV. Under this program, the max LTV for a score of XXX is XX%. The exception was approved for a score of XXX based on DTI, reserves, high discretionary income and years on job.	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   This loan failed the revised loan estimate delivery date test (prior to consummation) ( XXX CFR §1026.19(e)(4)(ii)) Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
															COMMENT: This loan failed the initial closing disclosure delivery date test ( XXX CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent. "
XXXX	4350099583	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099584	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
															COMMENT: Data Verify REO report reflects the borrower has ownership in vacant land located at XXXXXXXX (p.372) that is not disclosed on the loan Application. The loan file does not contain evidence the borrower no longer owns this property or evidence of the monthly expenses for the property to include in the DTI.
XXXX	4350099585	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099586	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099587	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099588	XXXXXXX	XXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) Application on/after XXXX and Service Provider List is Missing - EV 2
														COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the XX% tolerance bucket. The defect can be cured by providing the SPL.
XXXX	4350099589	XXXXXXX	XXXXXXX	3	2	3	1	3	2	1	1	*** (OPEN) Asset do not meet guidelines - EV 2
COMMENT:  XXXXXXXX. NON-QM XXXX guidelines dated XX/XX/XXXX, p. 77 reflects a gift donor must be a relative, spouse or domestic partner. The gift letter provided reflects the donors relationship as Best Friend/Business Parter which does not meet guideline requirements. XX/XX/XXXX Exception Request Form received to allow funds from business account based on over XX/XX/XXXX on job and high discretionary income.

*** (OPEN) cash reserves less than required by guidelines - EV 2
COMMENT: TheXXXXXXXX. XXXX Matrix dated XX/XX/XXXX, reflects the requirement for XX/XX/XXXX reserves for the subject loan totaling $XXX The file reflects verification of $XXX in a personal account and $XXX in the business account. However, the $XXX gift was also coming from the business account per the gift letter. So, $XXX less $XXX gift = $XXX and considering the borrowers XX% ownership leaves only $XXXin verified business funds for total verified fund of $XXX leaving only $XXX for reserves. The borrower is short $XXX in verified reserves. XX/XX/XXXX Exception Request Form received to allow funds from business account based on over XX/XX/XXXX on job and high discretionary income.	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i)) The increase to the Credit Report Fee and Transfer Taxes on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of$XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXX	4350099590	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099591	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: XXXXXXXX Non-QM XXXX Guidelines dated XX/XX/XXXX reflect Mortgage and rental payments not reflected on the original credit report must be documented via an institutional verification of Mortgage. The file is missing the required verification for the XXXXXXXX mortgage.
XXXX	4350099592	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) cash reserves less than required by guidelines - EV 2
														COMMENT: The borrower has verified assets of $XXX, which is not sufficient to close and meet reserve requirement of XX/XX/XXXX reserves for a loan with an LTV greater than XX% and loan amount greater than $XXX. The borrower needed reserves of $XXX and has reserves of $XXX for a shortage of $XXX. Exception in file for XX/XX/XXXX reserves instead of XXX.
XXXX	4350099593	XXXXXXX	XXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Employment History Does Not Meet Guides - EV 2
														COMMENT: Guideline required borrower has been Self -Employed for XX/XX/XXXXor more. Borrower less than XX/XX/XXXXownership of business. Per CPA ownership transferred to borrower after death of borrower spouse XX/XX/XXXX. Per documents from the CPA, Borrower involvement in the business has not changed over the past several years as borrower has been actively running the business since business inception XX/XX/XXXX. (PG. 935) Exception Request XX/XX/XXXX Less than XX/XX/XXXXownership of company. Approved XX/XX/XXXX.
XXXX	4350099594	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099595	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099596	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Per the guidelines, page 19, the existing lease is required when the appraisal reflects that the property is tenant occupied. Per the appraisal, the subject property is tenant occupied. The lease was missing from the loan file.

*** (CURED) Missing Title evidence - EV R
															COMMENT: The loan file did not contain the Title; therefore, the amount of insurance coverage was unable to be determined.
XXXX	4350099597	XXXXXXX	XXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Per the final CD, the borrower gave an EMD of $XXX and paid $XXX to close.  The EMD is documented (p.79,XX%7-340).  The borrower has verified assets of $XXX  There is a gift letter for a $XXX gift from the borrower’s father (p.353) coming from a XXXXXXXX account.  The file contains the donor account (p.343) showing ability; however, the loan file does not contain evidence of the receipt of the gift.  The gift letter states the funds were to be sent at closing; however, the final CD does not reflect the gift.  Without evidence of the receipt of the gift, the borrower does not have sufficient liquid funds to close and meet the six month reserve requirement.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Per the final CD, the borrower gave an EMD of $XXX and paid $XXX to close.  The EMD is documented (p.79,XX%7-340).  The borrower has verified assets of $XXX  There is a gift letter for a $XXX gift from the borrower’s father (p.353) coming from a XXXXXXXX account.  The file contains the donor account (p.343) showing ability; however, the loan file does not contain evidence of the receipt of the gift.  The gift letter states the funds were to be sent at closing; however, the final CD does not reflect the gift.  Without evidence of the receipt of the gift, the borrower does not have sufficient liquid funds to close and meet the six month reserve requirement.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
															COMMENT: The appraisal states research did reveal prior sales; however, the chart does not list the prior sale transfer information and then states Unless otherwise noted, the subject has not been transferred in the last XX/XX/XXXX. Per the title, there have been no deeds conveying in the prior XX/XX/XXXX.
XXXX	4350099598	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   Per the XXXXXXXX XXXX Non-QM Guidelines v1 dated XX/XX/XXXX, the max LTV/CLTV for a purchase of an owner occupied property XXX month bank statement income loan was XX%. The subject loan was approved with an LTV/CLTV of XX% and verified at XX%; therefore, exceeds the max allowed LTV/CLTV of XX% for the subject property transaction.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
															COMMENT: Per the XXXXXXXX XXXX Non-QM Guidelines v1 dated XX/XX/XXXX, the max LTV/CLTV for a purchase of an owner occupied property XXX month bank statement income loan was XX%. The subject loan was approved with an LTV/CLTV of XX% and verified at XX%; therefore, exceeds the max allowed LTV/CLTV of XX% for the subject property transaction.
XXXX	4350099599	XXXXXXX	XXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The loan was approved with an LTV of XX%. The LTV of XX% LTV is calculated using the lesser of the purchase price of $XXX and loan amount of $XXX. Per guidelines, the max LTV for a purchase with a DSCR score under 1 and a credit score of XXX is XX%. The file contained an exception approval form (page 476), cang an exception for the LTV exceeding the guideline maximum.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   The loan was approved with an LTV of XX%. The LTV of XX% LTV is calculated using the lesser of the purchase price of $XXX and loan amount of $XXX. Per guidelines, the max LTV for a purchase with a DSCR score under 1 and a credit score of XXX is XX%. The file contained an exception approval form (page 476), cang an exception for the LTV exceeding the guideline maximum.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: The loan was approved with an LTV of XX%. The LTV of XX% LTV is calculated using the lesser of the purchase price of $XXX and loan amount of $XXX. Per guidelines, the max LTV for a purchase with a DSCR score under 1 and a credit score of XXX is XX%. The file contained an exception approval form (page 476), cang an exception for the LTV exceeding the guideline maximum.
XXXX	4350099600	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099601	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Property Type does not meet eligibility requirement(s) - EV 2
														COMMENT: The subject property was not eligible for the XXXX DSCR loan program. The Property guidelines list Log homes and log style (homes) specifically as Ineligible Properties, GLXX/XX/XXXX page 18. Per the Appraisal pages 7, XXX and 36, the subject was a Log or log style home.
XXXX	4350099602	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099603	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099604	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099605	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099606	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
															COMMENT: The mortgagee Title Insurance coverage was $XXX in the Commitment. The loan amount was $XXX The Final Title Policy was not available in the loan file to verify the full loan amount was insured after closing.
XXXX	4350099607	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The loan closed with a LTV/CLTV XX%.  The XXXX DSCR Eligibility Grid limited LTV/CLTV to XX% where the DSCR was <XX% The DSCR was XX%, and exceeded the LTV/CLTV guideline by XX%

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   The loan closed with a LTV/CLTV XX%.  The XXXX DSCR Eligibility Grid limited LTV/CLTV to XX% where the DSCR was <XX% The DSCR was XX%, and exceeded the LTV/CLTV guideline by XX%

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: The loan closed with a LTV/CLTV XX%. The XXXX DSCR Eligibility Grid limited LTV/CLTV to XX% where the DSCR was <XX% The DSCR was XX%, and exceeded the LTV/CLTV guideline by XX%
XXXX	4350099608	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099609	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099610	XXXXXXX	XXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines for delayed financing allow the Max LTV/CLTV to be based on the lower of the current appraised value or purchase price plus documented improvements. The borrower purchased the property XX/XX/XXXX for a purchase price of $XXX. The file did not include documentation to confirm the amount of improvements. The appraised value of $XXX was used to calculate the LTV. The file included an approved exception located on page 480.	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
															COMMENT: The guidelines for delayed financing allow the Max LTV/CLTV to be based on the lower of the current appraised value or purchase price plus documented improvements. The borrower purchased the property XX/XX/XXXX for a purchase price of $XXX. The file did not include documentation to confirm the amount of improvements. The appraised value of $XXX was used to calculate the LTV. The file included an approved exception located on page 480.
XXXX	4350099611	XXXXXXX	XXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   LTV of XX% exceeds maximum of XX% permitted.  Subject property is a cashout refinance that is vacant, therefore per guidelines, LTV reduction of XX% required.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   LTV of XX% exceeds maximum of XX% permitted.  Subject property is a cashout refinance that is vacant, therefore per guidelines, LTV reduction of XX% required.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: LTV of XX% exceeds maximum of XX% permitted. Subject property is a cashout refinance that is vacant, therefore per guidelines, LTV reduction of XX% required.
XXXX	4350099612	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099613	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099614	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099615	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099616	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099617	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099618	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099619	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099620	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099621	XXXXXXX	XXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Per the HUD (page 204), the cash to close was $XXX. Statements with XXX, account ending #XXXX, dated XX/XX/XXXX, reflected an amount of $XXX, and the EMD, dated XX/XX/XXXX, in the amount of $XXX Total verified assets were $XXX, which is a deficit of $XXX.

*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   Per guidelines, XX/XX/XXXX PITI are required with a DSCR less than 1. The loan was approved with a DSCR ratio of XX% therefore, XX/XX/XXXX reserves were required in the amount of $XXX. Total verified assets were $XXX. Per the HUD (page 204), the cash to close was $XXX, which is a deficit of $XXX.

*** (CURED) Borrower(s) cash to Close Requirement (Fail) - EV R
COMMENT:   Per the HUD (page 204), the cash to close was $XXX. Statements with XXX, account ending #XXXX, dated XX/XX/XXXX, reflected an amount of $XXX, and the EMD, dated XX/XX/XXXX, in the amount of $XXX Total verified assets were $XXX, which is a deficit of $XXX.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   Per guidelines, XX/XX/XXXX PITI are required with a DSCR less than 1. The loan was approved with a DSCR ratio of XX% therefore, XX/XX/XXXX reserves were required in the amount of $XXX. Total verified assets were $XXX. Per the HUD (page 204), the cash to close was $XXX, which is a deficit of $XXX.

*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
COMMENT:   The Appraisal, dated XX/XX/XXXX, was made subject to repairs. The file did not contain a 1004D to reflect that the repairs had been made.

*** (CURED) Missing asset documentation (ATR) - EV R
															COMMENT: Per the HUD (page 204), the cash to close was $XXX. Statements with XXX, account ending #XXXX, dated XX/XX/XXXX, reflected an amount of $XXX, and the EMD, dated XX/XX/XXXX, in the amount of $XXX Total verified assets were $XXX, which is a deficit of $XXX.
XXXX	4350099622	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Value Not Supported: AVM Confidence Score does not meet FITCH requirement - EV R
COMMENT:   Resolved XX/XX/XXXX. XXXXX House XXXXX $XXX. Orig Appraisal $XXX. CU Risk Score XX%

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the XXXXX #XXXX statement ending XX/XX/XXXX  There is the statement ending XX/XX/XXXX with an ending balance of $XXXand the statement endingXX/XX/XXXX with a starting balance of $XXX that was then transferred to the checking account.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   There is a deposit of$XXX into XXXXX #XXXX on XX/XX/XXXX (p.115) and the loan file does not contain the source of funds.  Additionally, the XXXXX account #XXXX has the following large deposits that were not sourced:XX/XX/XXXX $XXX, XX/XX/XXXX $XXX, XX/XX/XXXX $XXX.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
															COMMENT: Per lender guidelines, the maximum LTV for a 1099 loan is XX% and the subject loan is XX%.
XXXX	4350099623	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099624	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099625	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Fraud Report - EV R
COMMENT:   Per the XXXXXXXX XXXX Non-QM Guidelines v1 dated XX/XX/XXXX, disclosed a fraud report, DataVerify DRIVE Report will be pulled on all loans, and it will include all parties to the transaction. The loan file was missing a copy of the required Fraud Report for the subject loan transaction.

*** (CURED) Mortgage history for primary residence less than XX/XX/XXXX - EV R
															COMMENT: The XXXXXXXX XXXX Non-QM Guidelines v1 dated XX/XX/XXXX, disclosed XXX month housing history must be verified per a verification of mortgage or rent, or XX/XX/XXXX canceled checks for rental housing history, or housing history disclosed on the OCR. The final 1003, disclosed the borrowers’ current primary residence, the subject property, was an owned property which they lived forXX/XX/XXXX and the previous housing history for the borrowers was another owned property, which they lived for XX/XX/XXXX. The loan file did not contain any housing history verification documents for the borrowers; therefore, the required XX/XX/XXXX housing history was not verified.
XXXX	4350099626	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: Per guidelines, page 19, the lease is required if the existing tenant is staying with the property. The appraisal reflects that the property is tenant occupied. The loan file did not contain a lease.
XXXX	4350099627	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099628	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099629	XXXXXXX	XXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   Per the guidelines, section DSCR eligibility grid, the maximum LTV for a purchase with a DSCR greater than 1 and a credit score of at least XXX is XX%. The LTV was calculated using the appraised value which is $XXX and came out to be XX%, which is XX% over the maximum LTV allowed.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Per the guidelines, section DSCR eligibility grid, the maximum LTV for a purchase with a DSCR greater than 1 and a credit score of at least XXX is XX%. The LTV was calculated using the appraised value which is $XXX and came out to be XX%, which is XX% over the maximum LTV allowed.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: Per the guidelines, section DSCR eligibility grid, the maximum LTV for a purchase with a DSCR greater than 1 and a credit score of at least XXX is XX%. The LTV was calculated using the appraised value which is $XXX and came out to be XX%, which is XX% over the maximum LTV allowed.
XXXX	4350099630	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: Per guidelines, page 19, a 1007 and an existing lease must be present if the appraisal reflects that the property in tenant occupied. Per the appraisal, page 1, the subject property is tenant occupied. A lease was not provided in the file.
XXXX	4350099631	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing asset documentation (ATR) - EV 2
														COMMENT: Per the final CD, the borrower gave an EMD of $XXXand paid $XXX to close. The EMD is documented (p.362, 76). The borrower has verified assets of $XXX, which is not sufficient to close and meet reserve requirements. The borrower needed six months reserves (XXXXX); however, the borrower has only $XXX reserves which is a shortage of $XXX.
XXXX	4350099632	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099633	XXXXXXX	XXXXXXX	3	2	3	1	3	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The lease for the subject property was provided.  The loan file is missing XX/XX/XXXX of proof of the receipt of rental income and the deposits to a separate bank account - rental deposits to the business bank statements used in the business income analysis are not eligible. There is an approved exception regarding rental income but the exception type is cut off (pg 757). The compensating factors noted are borrower contribution exceeds guideline requirements by XX% or more (this does not apply as the loan is a cash out refinance) and time at current job XX/XX/XXXX

*** (OPEN) Missing Documentation - EV 2
COMMENT: The loan was approved under the XX/XX/XXXX personal bank statement program. Per the lender guidelines, XX/XX/XXXX of business bank statements are required; Must evidence activity to support business operations AND Must reflect transfers to personal account. The loan file is missing XX/XX/XXXX of business bank statements as required. In addition, the file is missing proof of XX/XX/XXXXself-employment to satisfy VVOE requirement (guidelines pg 35). The CPA letter (pg 488) only addresses percentage of ownership and does not state the length of time the borrower has been self-employed. an exception was received for not providing the XXXXXbank statements as income is coming directly to personal accounts showing direct deposit from business XXXXX. Compensating factors listed were XX% or more contribution and XX/XX/XXXX at job.	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   The 1003 does not indicate self-employment with ownership greater thanXX%. The 1003 and 1008 list the subject property HOA dues as $XXX/month. Per the HOA letter in the file (pg 310) the subject property HOA dues are $XXX/month. A revised 1008/1003 with self-employment and correct HOA dues is missing from the loan file.

*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT:   This loan failed the per diem interest amount test. (XXX Bus. Prof. Code §2948.5) The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX). The violation may be cured by providing a PCCD with the true disbursement date and the final charged per-diem amount and/or providing the method used for calculating daily interest (XX/XX/XXXX pre-paid interest days per year were tested and both failed).

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The loan file is missing hazard insurance for the subject property located at XXXXXXXX supporting a monthly premium of $XXX

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The transaction funded prior to consummation. Per the CD issued XX/XX/XXXX, the transaction funded on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX. The defect can be resolved by providing the true funding date.  If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) TRID CD at consummation - EV R
COMMENT:   The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on XX/XX/XXXX and does not show the date the borrower received it. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.  If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
															COMMENT: The loan file is missing documentation to verify the HOA dues for XXXXXXXX
XXXX	4350099634	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   An Exception Approval Form was located in the loan file (p. 7XXX) for the loan amount exceeding $XXX and XXXXX payments since loan medication. A modification was completed on the borrower’s first mortgage on XX/XX/XXXX. XXXX Expanded Guidelines state that the borrower must have made XX/XX/XXXX of timely payments on the modified loan before closing the new loan. Based on the credit report in file (p. 206) the borrower made XX/XX/XXXX of timely payments (last late payment wasXX/XX/XXXX). The Guidelines further state that XX/XX/XXXX can be done on a case by case basis via exception with the following:
Max LTV is XX% for purchase / Rate & Term
Max LTV is XX% for-cash out
Max loan amount is $XXX
The subject loan amount is $XXX, which exceeds the max loan amount with XXXXX consecutive payments. XX/XX/XXXX Exception received to allow for loan amount exceeding 1.5 and XX/XX/XXXX since modification as per guidelines. The following compensating factors are identified, Borrower contribution exceed guidelines by XX% or more, residual income.	*** (CURED) Missing Documentation - EV R
COMMENT:   The subject refinance paid of a Home Equity Line of Credit (HELOC) on the subject property. Documentation that the HELOC was closed was not located in the loan file.

*** (CURED) Missing Doc - EV R
															COMMENT: The initial and final applications (p. 342, 430) are not signed by the loan originator. An initial and final application signed by the loan originator were not located in the loan file.
XXXX	4350099635	XXXXXXX		XXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) AUS: File does not contain all AUS Reports run - EV R COMMENT: The loan file did not contain a copy of an AUS approval.
XXXX	4350099636	XXXXXXX	XXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) cash Out Amount Exceeds Guidelines - EV 2
														COMMENT: Per applicable guidelines, page 23, the Max Equity Withdrawal is $XXXThe borrower received $XXX at closing. There is an exception approval, page XXX,on file.
XXXX	4350099637	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title report, on page 497 of the loan file, does not disclose a proposed policy amount. The insured amount should be $XXX, which is the amount of the subject loan. The title provided in the loan file is missing evidence of sufficient coverage.

*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   The loan file did not contain a copy of an AUS approval.

*** (CURED) ROR funding date before end of required rescission period  - EV R
															COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XXX CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place onXX/XX/XXXX and per the last revised CD issued onXX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
XXXX	4350099638	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099639	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099640	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099641	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   Qualifying score is XXX  Lender guidelines state the minimum credit score for a XXX is XXX.  It is to be noted, the exception states for an Interest Only, but the loan is not an interest only.  The loan file contains an approved exception for the FICO one point below required based on time at current job over XX/XX/XXXX (p.5XXX).

XX/XX/XXXX: Received approved exception dated XX/XX/XXXXfor credit score of XXX allowing XXX credit score for XXX. The exception notes the loan program is XXXXX, XXXX NQM - XXXM BK ST. Compensating factor noted is time at current job XX/XX/XXXX	*** (CURED) Qualifying Credit Score does not meet eligibility requirement(s) - EV R
COMMENT:   Qualifying score is XXX  Lender guidelines state the minimum credit score for a XXX is XXX.  It is to be noted, the exception states for an Interest Only, but the loan is not an interest only.  The loan file contains an approved exception for the FICO one point below required based on time at current job over XX/XX/XXXX (p.5XXX).

															XX/XX/XXXX: Received approved exception dated XX/XX/XXXXfor credit score of XXX allowing XXX credit score for XXX. The exception notes the loan program is XXXXX, XXXX NQM - XXXM BK ST. Compensating factor noted is time at current job XX/XX/XXXX
XXXX	4350099642	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
COMMENT:   Per the lender guidelines, the maximum LTV for an owner-occupied purchase under $XXX using the bank statement program is XX% and the subject loan is XX%.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
															COMMENT: There is an explanation for inquiries (p.529) that states the borrower opened a new Auto loan withXXX with a payment of $XXXmonth under the business. The loan file does not contain documentation to support the terms of the debt and that the debt is not the borrowers. Audit included disclosed payment to the DTI resulting in a DTI of XX% which is still within guideline max of XX%; however, documentation to verify the terms is needed.
XXXX	4350099643	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099644	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099645	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
															COMMENT: Hazard, and Wind & Hail insurance coverage amounts $XXX was not documented as sufficient to cover Replacement Cost or the Loan balance $XXX. The loan file was missing the Agent's RCE, and/or guaranteed replacement cost coverage in the policies.
XXXX	4350099646	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099647	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099648	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350099649	XXXXXXX	XXXXXXX	3	2	3	1	3	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: The appraisal indicates that XXXXX units in the subject project are rented, with XXX units owner occupied. The loan file contains an Exception Approval Form (p. 796) due to XXXXX units in the condo project owned by a single person. Exception to XXXXX units owned by single person, comp factors were listed as borrower contributions XX% or more, DTI less than guidelines by XX% and residual income.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   verification of the source of funds for the large deposit in the amount of $XXX to the borrower's XXX account #XXXX onXX/XX/XXXX (p. 79) was not located in the loan file.

*** (CURED) Asset verification insufficient - EV R
COMMENT:   The borrower received gift funds in the amount of $XXX. A gift letter was located in file (p. 137); however, a copy of the donor's check, withdrawal slip and/or bank statement verifying donor availability of gift funds was not located in the loan file.

*** (CURED) Employment Information Incomplete - EV R
COMMENT:   verification that the borrower has been self-employed for a minimum of two years was not located in the loan file.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   verification of the borrower's percent of ownership in XXXXX was not located in the loan file. Additionally, the income worksheet (p. 530) reflects a XX% expense factor for the business; however, a Business Expense Statement Letter from a CPA, IRS Enrolled Agent or tax preparer, along with evidence of the preparer's business, was not located in the loan file.

*** (CURED) Missing Doc - EV R
COMMENT:   The subject property is a condominium. A Condo Questionnaire and/or Condo Project approval was not located in the loan file.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
															COMMENT: The transaction funded prior to consummation. Per the CD issued XX/XX/XXXX, the transaction funded on XX/XX/XXXX; however, consummation took place onXX/XX/XXXX. The defect can be resolved by providing the true funding date.
XXXX	4350099650	XXXXXXX		XXXXXXX	1	1	1	1	1	1	1	1